Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Employee Benefit Plans
Employee Benefit Plans

Note 16 Employee Benefit Plans

The Company provides benefits to its employees by offering employees participation in certain defined contribution plans. The employee benefit plans through which TSYS provided benefits to its employees during 2018 are described as follows:

RETIREMENT SAVINGS AND STOCK PURCHASE PLANS:  TSYS maintains a single plan, the TSYS Retirement Savings Plan, which is designed to reward all team members of TSYS U.S.-based companies with a uniform employer contribution. Until June 30, 2018, the terms of the plan provided for the Company to match 100% of the employee contribution up to 4% of eligible compensation. Beginning July 1, 2018, the terms of the plan were amended to provide for the Company to match 100% of the employee contributions up to 5% of eligible compensation. The Company can make discretionary contributions up to another 4% based upon business conditions.

The Company also maintains a stock purchase plan for employees. The Company contributes 15% of employee contributions up to certain limits. The funds are used to purchase presently issued and outstanding shares of TSYS common stock on the open market at fair market value for the benefit of participants. The Company's contributions to the plans charged to expense for the years ended December 31, 2018, 2017 and 2016 are as follows:

(in thousands)	2018	2017	2016
TSYS Retirement Savings Plan	$28,196	23,113	21,077
TSYS Stock Purchase Plan	1,793	1,600	1,514

POSTRETIREMENT MEDICAL BENEFITS PLAN:  TSYS provides certain medical benefits to qualified retirees through a postretirement medical benefits plan, which is immaterial to the Company's consolidated financial statements. The measurement of the benefit expense and accrual of benefit costs associated with the plan do not reflect the effects of the 2003 Medicare Act. Additionally, the benefit expense and accrued benefit cost associated with the plan, as well as any potential impact of the effects of the 2003 Medicare Act, are not significant to the Company's consolidated financial statements.